BQT Subsidiary, Inc.

Annual Report
December 31, 2001

BQT Subsidiary, Inc.

Portfolio of Investments December 31, 2001

	Principal
Rating*	Amount		Value
(Unaudited)	(000)	Description	(Note 1)

		LONG-TERM INVESTMENTS—93.4%
		Mortgage Pass-Throughs—7.6%
		Federal Housing Administration,
	$1,978	Colonial, Series 37,
		7.40%, 12/01/22	$1,975,029
	4,356	GMAC, Series 51,
		7.43%, 2/01/21	4,351,201
	2,797	Tuttle Grove, 7.25%, 10/01/35	2,888,402
		USGI,
	1,083	Series 99, 7.43%, 10/01/23	1,102,606
	7,621	Series 885, 7.43%, 3/01/22	7,690,264
	3,904	Series 2081, 7.43%, 5/01/23	3,918,373

			21,925,875

		Agency Multiple Class Mortgage
		Pass-Throughs—4.0%
		Federal Home Loan Mortgage Corp.,
		Multiclass Mortgage
		Participation Certificates,
	1,812	Series 1587, Class 1587-KA,
		7/15/08	1,842,251
	1,634	Series 1667, Class 1667-C,
		1/15/09	1,638,447
		Federal National Mortgage Association,
		REMIC Pass-Through Certificates,
	3,283	Trust 1992-43, Class 43-E,
		4/25/22	3,424,217
	3,449	Trust 1993-229, Class 229-S,
		11/25/07	3,654,531
	1,004	Trust 1996-M5, Class M5-A2,
		1/25/11	1,044,810

			11,604,256

		Non-Agency Multiple Class
		Mortgage Pass-Throughs—1.6%
Aaa	203	Chase Mortgage Finance Corp.,
		Series 1993, Class A-9,
		12/25/09	202,373
AAA	726	Citicorp Mortgage Securities, Inc.,
		Series 1998-3, Class A-6,
		5/25/28	740,252
AAA	204	DLJ Mortgage Acceptance Corp.,
		Series 1993-19, Class A-3,
		1/25/24	204,564
AAA	3,425	Residential Funding Mortgage
		Securities I,
		Series 1993-S47, Class A-18,
		12/25/23	3,472,650

			4,619,839

	Principal
Rating*	Amount		Value
(Unaudited)	(000)	Description	(Note 1)

		Adjustable Rate Mortgages—1.5%
AAA	$4,274	Residential Funding Mortgage
		Securities I,
		Series 1993-S15, Class A-16,
		4/25/08	$4,299,463

		Inverse Floating
		Rate Mortgages—6.8%
		Federal Home Loan Mortgage Corp.,
		Multiclass Mortgage
		Participation Certificates,
	130	Series 1512, Class 1512-NB,
		5/15/08	136,383
	1,035	Series 1565, Class 1565-OA,
		8/15/08	1,055,388
	1,652	Series 1584, Class 1584-SE,
		2/15/23	1,585,518
	5,201	Series 1603, Class 1603-MD,
		10/15/23	5,767,540
	261	Series 1655, Class 1655-SB,
		12/15/08	273,087
	72	Series 1671, Class 1671-MF,
		2/15/24	73,052
	737	Series 1678, Class 1678-SA,
		2/15/09	734,966
	1,288	Series 2163, Class 2163-SG,
		11/15/26	1,391,965
		Federal National Mortgage Association,
		REMIC Pass-Through Certificates,
	1,646	Trust 1992-155, Class 155-SB,
		12/25/06	1,710,326
	1,500	Trust 1993-143, Class 1993-SC,
		8/25/23	1,529,190
	97	Trust 1994-17, Class 17-SA,
		1/25/09	101,309
		Government National Mortgage
		Association, REMIC Pass-Through
		Certificates,
	2,689	Trust 1999-25, Class 1999-SA,
		5/20/26	2,878,866
	1,908	Trust 1999-30, Class 1999-SG,
		8/16/25	1,938,847
AAA	441	Residential Funding Mortgage
		Securities I,
		Series 1993-S15, Class A-17,
		4/25/08	488,093

			19,664,530

See Notes to Financial Statements.

	Principal
Rating*	Amount		Value
(Unaudited)	(000)	Description	(Note 1)

		Interest Only Mortgage-Backed
		Securities—5.8%
	$80,767	Citicorp Mortgage Securities, Inc.,
		Series 1999-3, Class A3,
		5/25/29	$504,792
	16,868	CS First Boston Mortgage
		Securities Corp.,
		Series 2001-S15, Class 2AIO,
		7/25/04	1,623,569
		Federal Home Loan Mortgage Corp.,
		Multiclass Mortgage
		Participation Certificates,
	6,791	Series 1353, Class 1353-S,
		8/15/07	473,968
	297	Series 1489, Class 1489-K,
		10/15/07	20,818
	866	Series 1542, Class 1542-QC,
		10/15/20	35,532
	2,210	Series 1583, Class 1583-IC,
		1/15/20	67,355
	33,792	Series 1611, Class 1611-DA,
		5/15/21	987,359
	19,468	Series 1684, Class 1684-JB,
		9/15/21	556,675
	304	Series 1751, Class 1751-PL,
		10/15/23	30,187
	2,545	Series 1917, Class 1917-AS,
		5/15/08	274,671
	22,114	Series 1918, Class 1918-SC,
		1/15/04	901,817
	7,436	Series 1954, Class 1954-BB,
		4/15/21	26,101
	3,407	Series 1954, Class 1954-LL,
		5/15/21	12,811
	3,407	Series 1954, Class 1954-LM,
		5/15/21	13,015
	5,677	Series 2049, Class 2049-PM,
		11/15/19	49,675
	14,577	Series 2055, Class 2055-IB,
		12/15/09	984,098
	5,180	Series 2061, Class 2061-PJ,
		5/15/16	224,995
	5,307	Series 2083, Class 2083-PI,
		2/15/18	250,382
	3,271	Series 2134, Class 2134-PJ,
		4/15/11	349,615
	871	Series 2144, Class 2144-GI,
		12/15/07	37,741
		Federal National Mortgage Association,
		REMIC Pass-Through Certificates,
	20	Trust 1992-188, Class 188-PI,
		10/25/18	22,796
	837	Trust 1993-39, Class 39-K,
		4/25/04	63,894
	2,872	Trust 1993-109, Class 109-QC,
		7/25/07	85,982
	12,782	Trust 1993-247, Class 247-S,
		11/25/23	151,785
	Principal
Rating*	Amount		Value
(Unaudited)	(000)	Description	(Note 1)

		Federal National MortgageAssociation,
		REMIC Pass-Through Certificates,
	$444	Trust 1994-27, Class 27-WC,
		3/25/20	$16,305
	1,366	Trust 1994-42, Class 42-SO,
		3/25/23	149,660
	7,000	Trust 1996-20, Class 20-SB,
		10/25/08	1,439,375
	4,128	Trust 1996-24, Class 24-SE,
		3/25/09	1,151,230
	4,637	Trust 1996-24, Class 24-SK,
		2/25/08	150,690
	25,359	Trust 1997-37, Class 37-SD,
		10/25/22	1,584,910
	12,674	Trust 1997-44, Class 44-SC,
		6/25/08	562,262
	3,117	Trust 1997-75, Class 75-PG,
		3/18/22	124,690
	22,581	Trust 1997-81, Class 81-S,
		12/18/04	790,327
	3,197	Trust 1997-90A, Class 90A-PI,
		1/18/19	63,939
	2,917	Trust 1998-8, Class 8-PM,
		6/18/19	26,094
	894	Trust 1998-12, Class 12-PL,
		7/18/19	16,937
	2,908	Trust 1998-15, Class 15-PC,
		12/18/19	53,077
	9,631	Trust 1998-27, Class 27-PI,
		12/18/20	722,348
	22,381	Trust 1998-47A, Class 47A-SB,
		6/18/19	867,274
	3,637	Trust 1999-43A, Class 43A-PL,
		1/25/21	204,585
	8,069	Trust 1999-43B, Class 43B-OL,
		11/25/21	428,675
	673	GE Capital Mortgage Services Inc.,
		Series 1997-2, Class 2-A4,
		3/25/12	56,189
	2,680	Norwest Asset Securities Corp.,
		Series 1998-25, Class 25-A6,
		12/25/28	156,631
	3,718	PNC Mortgage Securities Corp.,
		Series 1999-5, Class 1A-11,
		7/25/29	390,423

			16,705,254

		Principal Only Mortgage-
		Backed Securities—1.3%
		Federal Home Loan Mortgage Corp.,
		Multiclass Mortgage
		Participation Certificates,
	19	Series 1862, Class 1862-DA,
		12/15/22	18,215
	22	Series 1862, Class 1862-DB,
		12/15/22	21,251
	829	Series 1887, Class 1887-I,
		10/15/22	819,504

See Notes to Financial Statements.

	Principal
Rating*	Amount			Value
(Unaudited)	(000)		Description	(Note 1)

			Principal Only Mortgage-Backed
			Securities (continued)
			Federal National Mortgage Association,
			REMIC Pass-Through Certificates,
	$127		Trust 1993-228, Class 228-B,
			3/25/23 $	125,882
	2,800		Trust 1993-254, Class 254-D,
			11/25/23	2,746,604

				3,731,456

			Commercial Mortgage-
			Backed Securities—4.1%
AAA	5,000		New York City Mortgage Loan Trust,
			Multi-family, Series 1996, Class A-2,
			6.75%, 6/25/11**	5,062,500
			Structured Asset Securities Corp.,
			Mortgage Certificates,
AAA	685		Series 1996, Class D,
			7.034%, 2/25/28	682,051
AAA	5,970		Series 1996, Class E,
			7.75%, 2/25/28	6,149,100

			11,893,651

			Asset-Backed Securities—1.9%
BBB+	660		Amresco Securitized Net Interest,
			Series 1996-1, Class A,
			8.10%, 4/26/26**	563,143
NR	2,563	†	Global Rated Eligible Asset Trust,
			Series 1998-A, Class A-1,
			7.33%, 9/15/07**/***	307,579
			Structured Mortgage Asset
			Residential Trust, @@/***
NR	3,870	†	Series 1997-2,
			8.24%, 3/15/06	290,245
NR	4,290	†	Series 1997-3,
			8.57%, 4/15/06	321,762
AA	4,000		Student Loan Marketing Association,
			Series 1995-1, Class B,
			4.01%, 10/25/09	3,922,500

			5,405,229

			U.S. Government and
			Agency Securities—1.4%
			Small Business Administration,
	1,529		Series 1996-20F,
			7.55%, 6/01/16	1,625,862
	1,344		Series 1996-20G,
			7.70%, 7/01/16	1,438,320
	870	@	U.S. Treasury Note,
			5.875%, 11/15/04	920,843

			3,985,025

			Taxable Municipal Bonds—7.4%
AAA	2,000		Fresno California Pension Obligation,
			7.15%, 6/01/04	2,136,060
	Principal
Rating*	Amount			Value
(Unaudited)	(000)		Description	(Note 1)

AAA	$4,000		Los Angeles County California
			Pension Obligation,
			6.77%, 6/30/05	$4,262,240
AAA	7,000		New Jersey Econ. Dev. Auth.,
			Zero Coupon, 2/15/04	6,384,700
A	5,000		New York City, G.O.,
			7.50%, 4/15/04	5,311,150
AA-	1,000		New York State Environmental
			Facilities Corp., Service
			Contract Rev.,
			6.95%, 9/15/04	1,058,390
AAA	2,250		San Francisco California City & Cnty.
			Arpts. Commission,
			International Airport,
			6.55%, 5/01/04	2,365,785

				21,518,325

			Corporate Bonds—37.9%
			Finance & Banking—14.6%
Aa2	2,500		Bank of America,
			7.875%, 5/16/05	2,741,880
A+	3,000		CIT Group, Inc.,
			7.125%, 10/15/04	3,171,264
A+	1,300		Equitable Life Assurance Society,
			6.95%, 12/01/05**	1,349,785
A-	5,000	@	Farmers Insurance,
			8.50%, 8/01/04**	5,122,345
A1	4,800		First National Bank of Boston,
			8.00%, 9/15/04	5,228,112
A2	5,000		Fleet Financial Group,
			8.125%, 7/01/04	5,443,850
AA-	4,850		Goldman Sachs Group,
			6.25%, 2/01/03**	5,005,483
A+	1,000		Metropolitan Life Insurance Co.,
			6.30%, 11/01/03**	1,040,830
			PaineWebber Group, Inc.,
AAA	500		6.90%, 2/09/04	530,715
AAA	2,000		8.875%, 3/15/05	2,250,000
AA-	3,100		Reliaster Financial Corp.,
			6.625%, 9/15/03	3,257,294
Aa1	2,000		Salomon Smith Barney Holdings, Inc.,
			6.75%, 1/15/06	2,121,060
			Xtra, Inc.,
A-	2,000		6.50%, 1/15/04	2,062,600
A-	2,500		7.22%, 7/31/04	2,618,350

				41,943,568

			Industrials—10.1%
BBB-	400		American Airlines, Inc.,
			10.44%, 3/04/07	422,780
BBB-	3,600	@	Anixter, Inc.,
			8.00%, 9/15/03	3,747,636
BBB	2,000		Conagra, Inc.,
			7.40%, 9/15/04	2,131,680
BBB	4,000		Delphi Automotive Systems Corp.,
			6.125%, 5/01/04	3,997,795

See Notes to Financial Statements.

	Principal
Rating*	Amount		Value
(Unaudited)	(000)	Description	(Note 1)

		Industrials (continued)
BBB	$5,000	Newmont Mining Corp.,
		8.00%, 12/01/04	$5,192,500
BBB	3,000	News America Holdings, Inc.,
		8.50%, 2/15/05	3,210,720
BBB+	5,000	Pulte Corp.,
		8.375%, 8/15/04	5,227,600
A-	2,000	Ralcorp Holdings, Inc.,
		8.75%, 9/15/04	2,176,520
A-	3,000	TCI Communications, Inc.,
		8.25%, 1/15/03	3,138,870

			29,246,101

		Utilities—4.5%
		360 Communications Co.,
A	2,000	7.125%, 3/01/03	2,067,940
A	2,000	7.50%, 3/01/06	2,099,260
BBB-	5,000	Gulf States Utilities Co.,
		8.25%, 4/01/04	5,314,850
Baa1	2,000	Ohio Edison Co.,
		8.625%, 9/15/03	2,137,780
BBB-	1,485	Pinnacle One Partners LP,
		8.83%, 8/15/04**	1,455,300

			13,075,130

		Yankee—8.7%
BBB	2,000	Canadian Pacific Ltd.,
		6.875%, 4/15/03	2,084,800
Aa3	3,000	Den Danske Bank,
		7.25%, 6/15/05**	3,157,299
BBB	5,000	Empresa Electric Guacolda SA,
		7.95%, 4/30/03**	5,251,600
A-	3,500	Israel Electric Corp., Ltd.,
		7.25%, 12/15/06**	3,648,785
A+	5,000	Quebec Province,
		8.625%, 1/19/05	5,508,350
BBB	5,000	Telekom Malaysia Berhad,
		7.125%, 8/01/05**	5,216,500
Baa1	296	YPF Sociedad Anonima,
		7.50%, 10/26/02	257,937

			25,125,271

		Total Corporate Bonds	109,390,070

Principal
Amount		Value
(000)	Description	(Note 1)

	Stripped Money Market
	Instrument—12.1%
$40,000	Vanguard Prime Money
	Market Portfolio,
	12/31/04	$34,812,000

	Total long-term investments
	(cost $ 246,505,886)	269,554,973

	SHORT-TERM INVESTMENT—5.5%
	Discount Note
15,800	Federal Home Loan Bank,
	1.47%, 1/02/02
	(amortized cost $15,799,355)	15,799,355

	Total investments—98.8%
	(cost $262,305,241)	285,354,328

	Other assets in excess of
	liabilities—1.2%	3,379,877

	Net Assets—100%	$288,734,205

*	Using the higher of Standard & Poor’s, Moody’s or Fitch’s rating.
**	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
***	Illiquid securities representing 0.32% of net assets.
@	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
@@	Securities are restricted as to public resale. The securities were acquired in 1997 and have an aggregate current cost of $721,687.
†	Security is fair valued. (Note 1)
KEY TO ABBREVIATIONS:
G.O. — General Obligation
REMIC — Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

BQT Subsidiary, Inc.

Statement of Assets and Liabilities

December 31, 2001

Assets
Investments, at value (cost $262,305,241)
(Note 1)	$285,354,328
Cash	175,726
Interest receivable	4,487,059
Due from broker-variation margin (Notes 1 & 3)	95,625
Receivable for investments sold	33,011
Interest rate cap, at value (amortized cost
$34,436) (Notes 1 & 3)	4

290,145,753

Liabilities
Due to parent (Note 2)	1,291,548
Interest rate floor, at value
(proceeds $21,586) (Notes 1 & 3)	120,000

1,411,548

Net Assets	$288,734,205

Net assets were comprised of:
Common stock, at par (Note 5)	$368,106
Paid-in capital in excess of par	272,287,001

272,655,107
Undistributed net investment income	7,360,391
Net realized loss	(13,953,494)
Net unrealized appreciation	22,672,201

Net assets, December 31, 2001	$288,734,205

Net asset value per share:
($288,734,205 ÷ 36,810,639 shares of
common stock issued and outstanding)	$7.84

BQT Subsidiary, Inc.

Statement of Operations

For the period July 31, 2001 (commencement of operations) to December 31, 2001

Net Investment Income
Income
Interest earned (net of interest
expense of $12,768)	$8,363,007

Operating expenses
Investment advisory	738,229
Administration	123,038
Legal	45,000
Custodian	36,000
Independent accountants	21,000
Miscellaneous	39,349

Total operating expenses	1,002,616

Net investment income before excise tax	7,360,391
Excise tax	289,000

Net investment income	7,071,391

Realized and Unrealized Gain (Loss)
on Investments
Net realized gain (loss) on:
Investments	1,353,048
Short sales	(2,562,500)
Futures	(12,744,042)

(13,953,494)

Net change in unrealized appreciation
(depreciation) on:
Investments	23,049,087
Interest rate cap	(34,432)
Interest rate floor	(98,414)
Futures	(244,040)

22,672,201

Net gain on investments	8,718,707

Net Increase In Net Assets
Resulting from Operations	$15,790,098

See Notes to Financial Statements.

BQT Subsidiary, Inc.

Statement of Cash Flows

For the period July 31, 2001 (commencement of investment operations) to December 31, 2001

Reconciliation of Net Increase in Net Assets
Resulting From Operations to Net Cash Flows
Provided by Operating Activities
Net increase in net assets resulting
from operations	$15,790,098

Increase in investments*	(3,691,514)
Net realized loss	13,953,493
Increase in receivable for investments sold	(33,011)
Increase in due from broker—variation margin	(95,625)
Increase in interest receivable	(4,487,059)
Increase in interest rate cap	(4)
Increase in interest rate floor	120,000
Increase in due to parent	1,291,548
Increase in unrealized appreciation	(22,672,200)

Total adjustments	(15,614,372)

Net cash flows provided by operating activities	$175,726)
Cash at beginning of period	—

Cash at end of period	$175,726

*Excludes non-cash transfer of assets from The BlackRock Investment Quality Term Trust, Inc. of $272,944,107.

BQT Subsidiary, Inc.

Statements of Changes in Net Assets

For the period
July 31, 2001
(commencement
of investment
operations) to
December 31, 2001

Increase (Decrease) in
Net Assets
Operations:
Net investment income	$7,071,391
Net realized loss	(13,953,494)
Net change in unrealized
appreciation	22,672,201

Net increase in net assets
resulting from operations	15,790,098
Transfer of assets from The BlackRock
Investment Quality Term Trust, Inc.
in exchange for shares issued	272,944,107

Total increase	288,734,205
Net Assets
Beginning of period	—

End of period (including
undistributed net investment
income of $ 7,360,391)	$288,734,205

See Notes to Financial Statements.

BQT Subsidiary, Inc.

Financial Highlights

	For the Period
	July 31, 2001*
	To December 31,
	2001

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$7.97

Net investment income (net of interest expense)	19
Net realized and unrealized loss	(.32)

Net decrease from investment operations	(.13)

Net asset value, end of period	$7.84

TOTAL INVESTMENT RETURN†	(1.63)%

RATIOS TO AVERAGE NET ASSETS:
Operating expenses	81	%††
Operating expenses and interest expense	83	%††
Operating expenses, interest expense and excise tax	1.06	%††
Net investment income	5.75	%††
SUPPLEMENTAL DATA:
Average net assets (000)	$293,522
Portfolio turnover	2%
Net assets, end of period (000)	$288,734
*	Commencement of investment operations.
†	This entity is not publicly traded and therefore total investment return is calculated assuming a purchase of common stock at the current net asset value on the first day and a sale at the net asset value on the last day of each period reported. Total investment return for periods of less than one full year is not annualized. Past performance is not a guarantee of future results.
††	Annualized.

The information above represents the audited operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data, for the period indicated. This information has been determined based upon financial information provided in the financial statements.

See Notes to Financial Statements.

BQT Subsidiary, Inc.

Notes to Financial Statements

Note 1. Organization & Accounting Policies

BQT Subsidiary, Inc. (the “Trust”) was incorporated under the laws of the state of Maryland on February 16, 2000, and is a diversified, closed-end management investment company. The Trust was incorporated solely for the purpose of receiving all or a substantial portion of the assets of The BlackRock Investment Quality Term Trust Inc., (“BQT”) and as such, is a wholly-owned subsidiary of BQT. The Trust’s investment objective is to manage a portfolio of fixed income securities that will assist its parent company in receiving $10 per share to investors on or about December 31, 2004. No assurance can be given that the Trust’s investment objective will be achieved.

     The following is a summary of significant accounting policies followed by the Trust.

Securities Valuation: The Trust values mortgage-backed, asset-backed and other debt securities, interest rate swaps, caps, floors and non-exchange traded options on the basis of current market quotations provided by dealers or pricing services approved by the Trust’s Board of Directors. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term investments are valued at amortized cost. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust’s Board of Directors. At December 31, 2001 the Trust held three positions that were valued at fair value which is significantly lower than their purchase cost.

Repurchase Agreements: In connection with transactions in repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Option Selling/Purchasing: When the Trust sells or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Options, when used by the Trust, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or a security’s price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

     Option selling and purchasing is used by the Trust to effectively hedge positions, or collections of positions, so that changes in interest rates do not change the duration of the portfolio unexpectedly. In general, the Trust uses options to hedge a long or short position or an overall portfolio that is longer or shorter than the benchmark security. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at anytime or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put options can be purchased to effectively hedge a position or a portfolio against price declines if a portfolio is long. In the same sense, call options can be purchased to hedge a portfolio that is shorter than its benchmark against price changes. The Trust can also sell (or write) covered call options and put options to hedge portfolio positions.

     The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trust may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that the Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, as with futures contracts, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

Interest Rate Swaps: The Trust may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time or the notional amounts may differ.

     During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Trust does not anticipate non-performance by any counterparty.

Swap Options: Swap options are similar to options on securities except that instead of purchasing the right to buy a security, the purchaser of the swap option has the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, bears the market risk of an unfavorable change in the value of the swap contract underlying the written option. Interest rate swap options may be used as part of an income producing strategy reflecting the view of the Trust’s management on the direction of interest rates.

     The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

     Swap options may be used by the Trust to manage the duration of the Trust’s portfolio in a manner similar to more generic options described above.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trust, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trust can effectively “hedge” more volatile positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

     The Trust may invest in financial futures contracts primarily for the purpose of hedging its existing portfolio securities or securities the Trust intends to purchase against fluctuations in value caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Trust is also at risk of not being able to enter into a closing transaction for the futures contract because of an illiquid secondary market. In addition, since futures are used to shorten or lengthen a portfolio’s duration, there is a risk that the portfolio may have temporarily performed better without the hedge or that the Trust may lose the opportunity to realize appreciation in the market price of the underlying positions.

Short Sales: The Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. When the Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The

Trust may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received.

Securities Lending: The Trust may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trust may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trust receives compensation for lending its securities in the form of interest on the loan. The Trust also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Trust.

     The Trust did not engage in securities lending during the period ended December 31, 2001.

Interest Rate Caps: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

     Interest rate caps are intended to both manage the duration of the Trust’s portfolio and its exposure to changes in short-term rates. Owning interest rate caps reduces the portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term rates, which the Trust experiences primarily in the form of leverage.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trust does not anticipate non-performance by any counterparty.

     Transaction fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

Interest Rate Floors: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

     Interest rate floors are used by the Trust to both manage the duration of the portfolio and its exposure to changes in short-term interest rates. Selling interest rate floors reduces the portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The Trust’s leverage provides extra income in a period of falling rates. Selling floors reduces some of that advantage by partially monetizing it as an up front payment which the Trust receives.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trust does not anticipate non-performance by any counterparty.

     Transactions fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Trust accretes discount and amortizes premium on securities purchased using the interest method.

Federal Income Taxes: It is the Trust’s intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to shareholder. Therefore, no federal income tax provision is required. As part of its tax planning strategy, the Trust intends to retain a portion of its taxable income and pay an excise tax on the undistributed amounts.

Reclassification of Capital Accounts: The Trust accounts for and reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants’ Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect caused by applying this statement was to decrease paid-in capital and increase undistributed net investment income by $289,000 due to certain expenses not being deductible for tax purposes. Net investment income, net realized losses and net assets were not affected by this change.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has an Investment Advisory Agreement with BlackRock Advisors, Inc., (the “Advisor”), a wholly-owned subsidiary of BlackRock, Inc., which in turn is an indirect, majority-owned subsidiary of PNC Financial Services Group, Inc. The Trust has an Administration Agreement with Prudential Investments LLC (“PI”), (formerly known as Prudential Investments Fund Management LLC), an indirect, wholly-owned subsidiary of Prudential Financial, Inc.

     The Trust reimburses BQT for its pro-rata share of applicable expenses, including investment advisory and administrative fees, in an amount equal to the proportionate amount of average net assets which are held by the Trust relative to the average net assets of BQT.

Note 3. Portfolio Securities

Purchases and sales of investments other than short-term investments and dollar rolls, for the period ended December 31, 2001 aggregated $65,790,393 and $6,950,224, respectively.

     The Trust may invest up to 30% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law (“restricted securities”). At December 31, 2001, the Trust held 13% of its portfolio assets in restricted securities.

     The Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates such as PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears) or mortgage related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services, Inc. It is possible under certain circumstances, PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc. could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc.

     The federal income tax basis of the Trust’s investments at December 31, 2001, was substantially the same as the basis for financial reporting purposes and, accordingly, net unrealized appreciation for federal income tax purposes was $ 23,049,086 (gross unrealized appreciation—$25,548,867, gross unrealized depreciation—$2,499,781).

     Details of open financial futures contracts at December 31, 2001 are as follows:

			Value at	Value at	Unrealized
Number of		Expiration	Trade	December 31,	Appreciation
Contracts	Type	Date	Date	2001	(Depreciation)

Long position:
100	30-Yr T-Bond	March 2002	$10,077,790	$10,153,125	$75,335
Short position:
(70)	Eurodollar	March 2002	16,835,000	17,154,375	(319,375)

					$(244,040)

     The Trust holds one interest rate cap. Under the agreement, the Trust receives the excess, if any, of a floating rate over a fixed rate. The Trust paid a transaction fee for the cap. The transaction fee is amortized through the termination of the agreement. Details of the interest rate cap held at December 31, 2001 are as follows:

Notional					Value at
Amount	Fixed	Floating	Termination	Amortized	December 31,	Unrealized
(000)	Rate	Rate	Date	Cost	2001	Depreciation

$40,000	6.00%	3-month LIBOR	2/19/02	$34,436	$4	$(34,432)

     The Trust holds one interest rate floor. Under the agreement, the Trust pays the excess, if any, of a fixed rate over a floating rate. The Trust received a transaction fee for the floor. The transaction fee is amortized through the termination of the agreement. Details of the interest rate floor held at December 31, 2001 are as follows:

Notional					Value at
Amount	Fixed	Floating	Termination	Amortized	December 31,	Unrealized
(000)	Rate	Rate	Date	Cost	2001	Depreciation

$30,000	7.00%	1-month LIBOR	2/27/02	$(21,586)	$(120,000)	$(98,414)

Note 4. Borrowings

Reverse Repurchase Agreement. The Trust may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board of Directors. Interest on the value of reverse repurchase agreements issued and outstanding will be based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, the value of which at least equals the principal amount of the reverse repurchase transactions including accrued interest.

     The average daily balance of reverse repurchase agreements outstanding during the year ended December 31, 2001 was approximately $552,386 at a weighted average interest rate of approximately 2.31%. The maximum amount of reverse repurchase agreements outstanding at any month-end during the period was $2,308,000 as of November 30, 2001 which was 0.8% of total assets.

Dollar Rolls: The Trust may enter into dollar rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trust forgoes principal and interest paid on the securities. The Trust will be compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

     The Trust did not enter into dollar rolls during the period ended December 31, 2001.

Note 5. Capital

There are 200 million shares of $.01 par value common stock authorized. During the period ended December 31, 2001, the Trust issued 36,810,639 shares in exchange for assets transferred in from BQT which owned all of the 36,810,639 shares outstanding at December 31, 2001.

BQT SUBSIDIARY, INC.

REPORT OF INDEPENDENT AUDITORS

The Shareholder and Board of Directors of BQT Subsidiary, Inc.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BQT Subsidiary, Inc. (the “Trust”), a wholly-owned subsidiary of the BlackRock Investment Quality Term Trust, Inc., as of December 31, 2001, and the related statements of operations, cash flows, changes in net assets, and the financial highlights for the period from July 31, 2001 (commencement of investment operations) to December 31, 2001. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BQT Subsidiary, Inc. as of December 31, 2001, the results of its operations, its cash flows, the changes in its net assets and the financial highlights for the period from July 31, 2001 (commencement of investment operations) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
February 8, 2002

[This page intentionally left blank.]

THE BLACKROCK BQT SUBSIDIARY INC.

DIRECTOR INFORMATION

Independent Directors

Name, address, age	Andrew F. Brimmer	Richard E. Cavanagh	Kent Dixon	Frank J. Fabozzi
	P.O. Box 4546	P.O. Box 4546	P.O. Box 4546	P.O. Box 4546
	New York, NY 10163-4546	New York, NY 10163-4546	New York, NY 10163-4546	New York, NY 10163-4546
	Age: 75	Age 55	Age: 64	Age: 53

Current positions held
with the Funds	Lead Director	Director	Director	Director

Term of office and length	3 years2 / since	3 years2 / since	3 years2 / since	3 years2 / since
of time served	inception[3]	inception[3]	inception[3]	inception[3]

Principal occupations	President of Brimmer &	President and Chief Executive Officer	Consultant/Investor. Former	Consultant. Editor of
during the past five years	Company, Inc., a Washington,	of The Conference Board, Inc., a	President and Chief Executive	THE JOURNAL OF
	D.C.-based economic and	leading global business membership	Officer of Empire Federal	PORTFOLIO MANAGE-
	financial consulting firm.	organization, from 1995-present.	Savings Bank of America and	MENT and Adjunct
		Former Executive Dean of the John	Banc PLUS Savings Associa-	Professor of Finance
		F. Kennedy School of Government	tion, former Chairman of the	at the School of
		at Harvard University from 1988-1995.	Board, President and Chief	Management at Yale
		Acting Director, Harvard Center for	Executive Officer of Northeast	University. Author and
		Business and Government (1991-1993).	Savings.	editor of several books
		Formerly Partner (principal) of		on fixed income portfolio
		McKinsey & Company, Inc. (1980-		management. Visiting
		1988). Former Executive Director of		Professor of Finance and
		Federal Cash Management, White		Accounting at the Sloan
		House Office of Management and		School of Management,
		Budget (1977-1979). Co-author, THE		Massachusetts Institute
		WINNING PERFORMANCE (best		of Technology from
		selling management book published in		1986 to August 1992.
13 national editions).

Number of portfolios over-
seen within the fund complex	29[4]	29[4]	29[4]	29[4]

Other Directorships held	Director of CarrAmerica Realty	Trustee Emeritus, Wesleyan University,	Former Director of ISFA (the	Director, Guardian
outside of the fund complex	Corporation and Borg-Warner Auto-	Trustee: Drucker Foundation, Airplanes	owner of INVEST, a national	Mutual Funds Group.
	motive. Formerly member of the	Group, Aircraft Finance Trust (AFT) and	securities brokerage service
	Board of Governors of the Federal	Educational Testing Service (ETS).	designed for banks and thrift
	Reserve System. Formerly Director of	Director, Arch Chemicals, Fremont Group	institutions).
	AirBorne Express, BankAmerica	and The Guardian Life Insurance Com-
	Corporation (Bank of America),	pany of America.
Bell South Corporation, College Re-
tirement Equities Fund (Trustee),
Commodity Exchange, Inc. (Public
Governor), Connecticut Mutual Life
Insurance Company, E.I. Dupont de
Nemours & Company, Equitable Life
Assurance Society of the United
States, Gannett Company, Mercedes-
Benz of North America, MNC Financial
Corporation (American Security Bank),
NMC Capital Management, Navistar
International Corporation, PHH Corp.
and UAL Corporation (United Airlines).

For “Interested Director”
Relationships, events or
transactions by reason of
which the director is an
interested person as defined in
Section 2(a)(19)(1940 Act)

1 Interested Director as defined by Section 2(a)(19) of the Investment Company Act of 1940.
2 The Board of Directors is classified into three classes of which one class is elected annually. Each Director serves a three year term concurrent with the class from which he is elected.
3 Commencement of Investment Operations 7/31/01.
4 The fund complex currently consists of 29 separate closed-end funds, each with one investment portfolio.

THE BLACKROCK BQT SUBSIDIARY INC.

DIRECTOR INFORMATION

Independent Directors (continued)		Interested Directors[1]

James Clayburn La Force, Jr.	Walter F. Mondale	Laurence D. Fink[1]	Ralph L. Schlosstein[1]
P.O. Box 4546	P.O. Box 4546	345 Park Avenue	345 Park Avenue
New York, NY 10163-4546	New York, NY 10163-4546	New York, NY 10154	New York, NY 10154
Age: 73	Age: 74	Age: 49	Age: 51

Director	Director	Chairman of the Board	President and Director

3 years2 / since	3 years2 / since	3 years2 / since inception[3]	3 years2 / since inception[3]
inception[3]	inception[3]

Dean Emeritus of The John E.	Partner, Dorsey & Whitney,	Chairman and Chief Executive Officer of	Director since 1999 and President of
Anderson Graduate School of	a law firm (December	BlackRock, Inc. since its formation in 1998	BlackRock, Inc. since its formation in 1998
Management, University of	1996-present, September	and of BlackRock, Inc.’s predecessor	and of BlackRock, Inc.’s predecessor
California since July 1, 1993.	1987-August 1993).	entities since 1988. Chairman of the	entities since 1988. Member of the
Acting Dean of The School of	Formerly U.S. Ambassador	Management Committee. Formerly,	Management Committee and Investment
Business, Hong Kong University	to Japan (1993-1996).	Managing Director of the First Boston	Strategy Group of BlackRock, Inc.
of Science and Technology	Formerly Vice President of	Corporation, Member of its Management	Formerly, Managing Director of Lehman
1990-1993. From 1978 to Sep-	the United States, U.S.	Committee, Co-head of its Taxable Fixed	Brothers, Inc. and Co-head of its Mortgage
tember 1993, Dean of The John	Senator and Attorney	Income Division and Head of its Mortgage	and Savings Institutions Group. Currently,
E. Anderson Graduate School	General of the State of	and Real Estate Products Group. Currently,	President and Director of each of the
of Management, University of	Minnesota. 1984	Chairman of the Board of each of the	closed-end Trusts in which BlackRock
California.	Democratic Nominee for	closed-end Trusts in which BlackRock	Advisors, Inc. acts as investment advisor.
	President of the United	Advisors, Inc. acts as investment advisor.
States.

29[4]	29[4]	29[4]	29[4]

Director, Jacobs Engineering	Director, Northwest Airlines	President, Treasurer and a Trustee of the	Chairman and President of the BlackRock
Group, Inc., Payden & Rygel	Corp., UnitedHealth Group.	BlackRock Funds, Chairman of the Board and	Provident Institutional Funds and Director
Investment Trust, Provident		Director of Anthracite Capital, Inc., a Director	of several of BlackRock’s alternative
Investment Counsel Funds,		of BlackRock’s offshore funds and several of	investment vehicles. Currently, a Member of
Timken Company, and Trust for		BlackRock’s alternative investment vehicles	the Visiting Board of Overseers of the
Investment Managers.		and Chairman of the Board of Nomura	John F. Kennedy School of Government at
		BlackRock Asset Management Co., Ltd.	Harvard University, the Financial Institutions
		Currently, Trustees of Co-Chairman of the	Center Board of the Wharton School of the
		Board of Mount Sinai-New York University	University of Pennsylvania, a Trustee of Trinity
		Medical Center and Health System and a	School in New York City and a Trustee of New
		Member of the Board of Phoenix House.	Visions for Public Education in New York City.
Formerly, a Director of Pulte Corporation and
a Member of Fannie Mae’s Advisory Council.

		Chairman and Chief Executive Officer of	Director and President of the Advisor.
the Advisor.

Directors
Laurence D. Fink, Chairman
Andrew F. Brimmer
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
James Clayburn La Force, Jr.
Walter F. Mondale
Ralph L. Schlosstein
Officers
Ralph L. Schlosstein, President
Robert S. Kapito, Vice President
Richard M. Shea, Vice President/Tax
Henry Gabbay, Treasurer
James Kong, Assistant Treasurer
Anne Ackerley, Secretary
Investment Advisor
BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM
Administrator
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171
Transfer Agent
EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA 02021
(800) 699-1BFM
Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036
Legal Counsel — Independent Directors
Debevoise & Plimpton
919 Third Avenue
New York, NY 10022
This report is for shareholder information. This is not a
prospectus intended for use in the purchase or sale of any
securities.
Statements and other information contained in this
report are as dated and are subject to change.
BQT Subsidiary, Inc.
c/o Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 227-7BFM

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